                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Place
                 -------------------------------
                 2nd Floor
                 -------------------------------
                 Boston MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Robert J. Johnson              Boston, MA         May 10, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          31
                                        --------------------

Form 13F Information Table Value Total:   221,321
                                        --------------------
                                            (thousands)


List of Other Included Managers: None.

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ADC
 TELECOMMUNICATIONS      COM 000886309        3,250     127,000    SH                     SOLE                  127,000 0        0
ABERCROMBIE & FITCH CO   CLA 002896207       13,176     226,000    SH                     SOLE                  226,000 0        0
ADOLOR CORP              COM 00724X102        6,783     285,000    SH                     SOLE                  285,000 0        0
ATHEROS COMMUNICATIONS
 INC                     COM 04743P108       13,286     507,300    SH                     SOLE                  507,300 0        0
AVANIR PHARMACEUTICALS   CLA 05348P401        3,051     208,700    SH                     SOLE                  208,700 0        0
BIOSANTE
 PHARMACEUTICALS INC     COM 09065v203          132      30,000    SH             CALL    SOLE                   30,000 0        0
COLLAGENEX
 PHARMACEUTICALS I       COM 19419B100        2,250     152,000    SH                     SOLE                  152,000 0        0
CONEXANT SYSTEMS INC     COM 207142100        5,175   1,500,000    SH                     SOLE                1,500,000 0        0
DEXCOM INC               COM 252131107        3,446     170,000    SH                     SOLE                  170,000 0        0
DICKS SPORTING
 GOODS INC               COM 253393102        6,589     166,100    SH                     SOLE                  166,100 0        0
FORMFACTOR INC           COM 346375108       10,691     271,900    SH                     SOLE                  271,900 0        0
GENESCO INC              COM 371532102        5,056     130,000    SH                     SOLE                  130,000 0        0
ICONIX BRAND
 GROUP INC               COM 451055107        4,009     275,500    SH                     SOLE                  275,500 0        0
LUCENT TECHNOLOGIES
 INC                     COM 549463107       10,065   3,300,000    SH                     SOLE                3,300,000 0        0
MAXWELL TECHNOLOGIES
 INC                     COM 577767106        2,542     130,300    SH                     SOLE                  130,300 0        0
NEUROCRINE BIOSCIENCES
 INC                     COM 64125C109        3,033      47,000    SH                     SOLE                   47,000 0        0
NIKE INC                 CLB 654106103        6,927      81,400    SH                     SOLE                   81,400 0        0
NIGHTHAWK RADIOLOGY
 HLDGS IN                COM 65411N105           24       1,000    SH                     SOLE                    1,000 0        0
PLX TECHNOLOGY INC       COM 693417107         4,518    360,000    SH                     SOLE                  360,000 0        0
QUALCOMM INC             COM 747525103        10,881    215,000    SH                     SOLE                  215,000 0        0
RF MICRODEVICES INC      COM 749941100        11,332  1,310,000    SH                     SOLE                1,310,000 0        0
REDBACK NETWORKS INC     COM 757209507        15,437    711,700    SH                     SOLE                  711,700 0        0
SILICON LABORATORIES
 INC                     COM 826919102        18,573    338,000    SH                     SOLE                  338,000 0        0
SKYWORKS SOLUTIONS
 INC                     COM 83088M102         3,301    486,200    SH                     SOLE                  486,200 0        0
TEXAS INSTRS
 INC                     COM 882508104        20,943    645,000    SH                     SOLE                  645,000 0        0
THRESHOLD
 PHARMACEUTICAL INC      COM 885807107         1,499    100,000    SH                     SOLE                  100,000 0        0
TRAFFIC COM INC          COM 892717109           476     57,000    SH                     SOLE                   57,000 0        0
TRIDENT MICROSYSTEMS
 INC                     COM 895919108        14,123    486,000    SH                     SOLE                  486,000 0        0
ZORAN CORP               COM 98975F101        10,767    492,100    SH                     SOLE                  492,100 0        0
VALEANT PHARMACEUTICALS
 INTL                    COM 91911X904         1,249     78,800    SH              CALL   SOLE                   78,800 0        0
GARMIN LTD               ORD G37260109         8,737    110,000    SH                     SOLE                  110,000 0        0
